Subsequent Events (Details) $ in Millions	Sep. 08, 2025 USD ($) shares	Aug. 18, 2025 USD ($)	Aug. 07, 2025 USD ($) shares	Aug. 22, 2025 USD ($)	Aug. 22, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Subsequent Events [Line Items]
Cash						$ 184,618	$ 194,113
Forecast [Member]
Subsequent Events [Line Items]
Acquire equity rate		30.00%
Proposed transaction, value		$ 10,000,000
Cash				$ 8,000,000	$ 8.0
Share issued (in Shares) | shares	18,575,714
Gross proceeds	$ 2,600,600
Net proceeds	$ 2,374,566
Streeterville Capital, LLC [Member] | Forecast [Member]
Subsequent Events [Line Items]
Proposed transaction, value		$ 3,000,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Convertible promissory notes			$ 1,000,000
Notes mature			12 years
Bear interest per annum			18.00%
Subsequent Event [Member] | Streeterville Capital, LLC [Member]
Subsequent Events [Line Items]
Convertible promissory notes			$ 2.18
Net proceeds			$ 2,000,000
Bear interest per annum			8.00%
Class B Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Share issued (in Shares) | shares	148,605,714
Class B Ordinary Shares [Member] | Subsequent Event [Member] | Streeterville Capital, LLC [Member]
Subsequent Events [Line Items]
Nominal consideration (in Shares) | shares			14,295,000